Leases (Details) - Schedule of Maturities of Operating Lease Liabilities $ in Thousands	Jun. 30, 2024 USD ($)
Period:
The remainder of 2024	$ 117
2025	201
2026	147
2027	88
2028	77
2029-2034	359
Total operating lease payments	989
Less: imputed interest	159
Present value of lease liabilities	$ 830